American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
June 30, 2025

Focused Large Cap Value - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.5%
RTX Corp.	297,400	43,426,348
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	363,304	36,671,906
Banks — 7.8%
JPMorgan Chase & Co.	384,222	111,389,800
Truist Financial Corp.	2,728,827	117,312,273
		228,702,073
Beverages — 3.6%
Heineken NV	473,487	41,308,344
PepsiCo, Inc.	492,006	64,964,472
		106,272,816
Capital Markets — 7.0%
Bank of New York Mellon Corp.	477,777	43,530,262
Blackrock, Inc.	83,891	88,022,632
Charles Schwab Corp.	806,292	73,566,082
		205,118,976
Communications Equipment — 3.2%
Cisco Systems, Inc.	846,565	58,734,680
F5, Inc.(1)	124,235	36,564,845
		95,299,525
Construction Materials — 1.5%
CRH PLC	496,782	45,604,588
Containers and Packaging — 3.4%
Graphic Packaging Holding Co.	2,606,113	54,910,801
Packaging Corp. of America	233,794	44,058,479
		98,969,280
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	1,135,287	49,123,869
Electric Utilities — 3.5%
Duke Energy Corp.	880,522	103,901,596
Electrical Equipment — 1.2%
nVent Electric PLC	500,524	36,663,383
Electronic Equipment, Instruments and Components — 2.0%
TE Connectivity PLC	345,556	58,284,931
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	97,443	47,334,886
Food Products — 2.0%
Mondelez International, Inc., Class A	868,356	58,561,929
Gas Utilities — 1.9%
Atmos Energy Corp.	361,147	55,656,364
Ground Transportation — 3.3%
Norfolk Southern Corp.	381,437	97,636,429
Health Care Equipment and Supplies — 7.8%
Becton Dickinson & Co.	532,707	91,758,781
Medtronic PLC	807,651	70,402,938
Zimmer Biomet Holdings, Inc.	740,282	67,521,121
		229,682,840
Health Care Providers and Services — 3.1%
Henry Schein, Inc.(1)	777,981	56,831,512

UnitedHealth Group, Inc.	107,741	33,611,960
		90,443,472
Household Products — 1.1%
Reckitt Benckiser Group PLC	492,523	33,554,088
Industrial Conglomerates — 1.6%
Siemens AG	181,729	46,678,609
Insurance — 5.4%
Allstate Corp.	140,181	28,219,837
Marsh & McLennan Cos., Inc.	208,709	45,632,136
Reinsurance Group of America, Inc.	430,934	85,480,068
		159,332,041
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A	255,743	45,069,589
Life Sciences Tools and Services — 2.2%
IQVIA Holdings, Inc.(1)	417,873	65,852,606
Machinery — 2.4%
Cummins, Inc.	114,741	37,577,677
Oshkosh Corp.	301,735	34,258,992
		71,836,669
Oil, Gas and Consumable Fuels — 6.6%
Enterprise Products Partners LP	3,067,588	95,125,904
Exxon Mobil Corp.	613,199	66,102,852
TotalEnergies SE, ADR	543,252	33,350,240
		194,578,996
Personal Care Products — 8.1%
Estee Lauder Cos., Inc., Class A	525,903	42,492,962
Kenvue, Inc.	5,085,516	106,439,850
Unilever PLC, ADR	1,448,786	88,622,240
		237,555,052
Pharmaceuticals — 6.8%
Johnson & Johnson	1,057,890	161,592,698
Roche Holding AG	116,150	37,913,643
		199,506,341
Semiconductors and Semiconductor Equipment — 2.7%
Analog Devices, Inc.	338,051	80,462,899
Specialized REITs — 1.7%
American Tower Corp.	230,621	50,971,853
TOTAL COMMON STOCKS (Cost $2,345,784,964)		2,872,753,954
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	174,923	174,923
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $7,787,917), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $7,634,942)		7,634,020
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/27, valued at $60,333,093), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $59,157,213)		59,150,000
		66,784,020
TOTAL SHORT-TERM INVESTMENTS (Cost $66,958,943)		66,958,943
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,412,743,907)		2,939,712,897
OTHER ASSETS AND LIABILITIES — 0.3%		9,577,425
TOTAL NET ASSETS — 100.0%		$2,949,290,322

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,863,858	CHF	12,834,575	JPMorgan Chase Bank NA	9/26/25	$(485,782)
USD	15,863,466	CHF	12,834,575	UBS AG	9/26/25	(486,174)
USD	25,130,047	EUR	21,661,779	Goldman Sachs & Co. LLC	9/26/25	(531,245)
USD	25,139,340	EUR	21,661,780	JPMorgan Chase Bank NA	9/26/25	(521,952)
USD	25,108,470	EUR	21,661,779	Morgan Stanley & Co. LLC	9/26/25	(552,822)
USD	25,128,097	EUR	21,661,779	UBS AG	9/26/25	(533,195)
GBP	2,277,716	USD	3,126,485	Goldman Sachs & Co. LLC	9/26/25	1,754
USD	34,334,949	GBP	25,637,005	Bank of America NA	9/26/25	(875,172)
USD	34,340,460	GBP	25,637,005	Citibank NA	9/26/25	(869,660)
USD	34,347,818	GBP	25,637,005	Goldman Sachs & Co. LLC	9/26/25	(862,302)
						$(5,716,550)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$64,964,472	$41,308,344	—
Household Products	—	33,554,088	—
Industrial Conglomerates	—	46,678,609	—
Pharmaceuticals	161,592,698	37,913,643	—
Other Industries	2,486,742,100	—	—
Short-Term Investments	174,923	66,784,020	—
	$2,713,474,193	$226,238,704	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,754	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,718,304	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.